Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash and cash equivalents	$ 358,271	$ 1,401,852
Accounts receivable, net of allowance for doubtful accounts of $0	4,564,078	7,601,998
Inventories, net	22,507,192	21,579,321
Prepayment to vendor	681,471	787,155
Prepaid expenses and other current assets	507,665	485,989
Total current assets	28,618,677	31,856,315
Non-current Assets:
Property, plant and equipment, net	8,747,275	9,465,856
Intangible assets, net	1,142,279	1,218,649
Other assets	124,275	124,515
Total non-current assets	10,013,829	10,809,020
Total assets	38,632,506	42,665,335
Current Liabilities:
Accounts payable	4,760,027	10,920,928
Bank overdraft	421,172	0
Dividends payable	0	46,752
Advance from customers	885,171	1,758,420
Accrued expenses	446,091	411,300
Short-term borrowings	6,641,944	7,836,785
Line of credit	3,250,000	2,800,000
Current portion of capital lease obligation	32,945	0
Current portion of mortgage and term loans	306,099	303,557
Other current liabilities	864,338	1,217,375
Total current liabilities	17,607,787	25,295,117
Long Term Liabilities:
Capital lease obligation, net of current portion	39,821	0
Mortgage and term loans, net of current portion	4,487,655	4,794,045
FIN 48 provision	240,000	240,000
Deferred income taxes	43,608	48,019
Total liabilities	22,418,871	30,377,181
Commitments and Contingencies	0	0
Stockholders' Equity:
Common stock, $0.0001 par value; 500,000,000 shares authorized, 32,095,000 shares issued and outstanding in 2014 and 4,672,409 shares issued and outstanding in 2013	3,210	467
Additional paid-in capital	9,151,699	6,074,442
Retained earnings	3,850,758	3,183,309
Accumulated other comprehensive income	3,207,968	3,029,936
Total stockholders' equity	16,213,635	12,288,154
Total liabilities and stockholders' equity	$ 38,632,506	$ 42,665,335